DEFERRED CHARGES	12 Months Ended
Dec. 31, 2011
Deferred Charges [Abstract]
DEFERRED CHARGES	10. DEFERRED CHARGES
(in thousands of $)	2011	2010
Debt arrangement fees	876	876
Accumulated amortization	(596)	(556)
	280	320